EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capitalized Costs on Projects

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2020	$235	$1,458	$26,778	$28,471
Additions	—	—	27	27
Dispositions	—	—	(145)	(145)

Balance as at December 31, 2021	$235	$1,458	$26,660	$28,353
Deferred exploration costs
Balance at December 31, 2020	216,350	9,173	20,728	246,251
Additions:
General exploration and drilling	6,502	—	3,615	10,117
Environmental, permitting, and engagement	15,154	—	2	15,156
Technical, engineering and design	13,893	—	1	13,894
Geochemistry and assays	—	—	333	333
Geological and geophysical	116	7	775	898
Labour and wages	4,925	—	815	5,740
Share-based payments	3,696	—	1,561	5,257
Travel	305	—	239	544

Total Additions	44,591	7	7,341	51,939

Balance as at December 31, 2021	$260,941	$9,180	$28,069	$298,190

Total costs, December 31, 2021	$261,176	$10,638	$54,729	$326,543

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition Cost
Balance at December 31, 2019	$235	$1,458	$26,636	$28,329
Additions	—	—	142	142

Balance as at December 31, 2020	$235	$1,458	$26,778	$28,471
Deferred exploration costs
Balance at December 31, 2019	199,784	9,164	15,104	224,052
Additions:
General exploration and drilling	1,407	5	3,395	4,807
Environmental, permitting, and engagement	6,726	—	137	6,863
Technical, engineering and design	4,158	—	225	4,383
Geochemistry and assays	—	—	318	318
Geological and geophysical	—	4	31	35
Labour and wages	2,925	—	1,141	4,066
Share-based payments	1,281	—	235	1,516
Travel	69	—	142	211

Total Additions	16,566	9	5,624	22,199

Balance as at December 31, 2020	$216,350	$9,173	$20,728	$246,251

Total costs, December 31, 2020	$216,585	$10,631	$47,506	$274,722